S000088432 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Nasdaq-100 ex Top 30 ETF | iShares Nasdaq-100 ex Top 30 ETF
Prospectus [Line Items]
Annual Return [Percent]	15.05%